Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Supplemental Cash Flow	Supplemental cash flow information related to operating leases was as follows:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Cash payments for operating leases	246	242	247
Operating leases weighted average remaining lease term (in years)	1.81
Operating leases weighted average discount rate	6.5%

Schedule of Operating Leases Liabilities and the Reconciliation of Undiscounted Cash Flows	The maturities of operating lease liabilities and the reconciliation of undiscounted cash flows for operating lease liabilities as of December 31, 2023, were as follows:
2024	276
2025	257
2026	145
2027	-
Undiscounted cash flows for operating leases	678
Less: amount representing interest	(79)
Operating lease liabilities	599